Income taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Canadian enacted statutory rate (percent)	26.50%	26.50%
Valuation allowance for deferred tax assets	$ 281,894	$ 5,562	$ 5,876
Undistributed earnings of foreign subsidiaries	$ 1,042,117